Stockholders' Equity (Deficit) (Details) $ / shares in Units, $ in Millions		3 Months Ended
	Dec. 16, 2022 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	Sep. 30, 2022 $ / shares
Stockholders' Equity (Deficit)
Ordinary shares par value | $ / shares		$ 0.01	$ 0.01
APHC
Stockholders' Equity (Deficit)
Deferred offering costs	$ 14.6	$ 14.6
Adjustments to reduce deferred offering costs		$ 0.3
Exchange ratio	0.22816
Ordinary shares par value | $ / shares	$ 0.01
APHC | PIPE Investment
Stockholders' Equity (Deficit)
Proceeds from the PIPE Investment	$ 10.5